Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EMPOWER FUNDS INC
Prospectus Date	rr_ProspectusDate	Apr. 28, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	EMPOWER FUNDS, INC.Empower Core Strategies: Flexible Bond Fund
Institutional Class Ticker: MXEDX
Investor Class Ticker: MXEWX
(the “Fund”)Supplement dated January 24, 2024 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) for the Fund, each dated April 28, 2023, as supplementedEmpower Capital Management, LLC (“ECM”), the Fund’s investment adviser, and Loomis, Sayles & Company, L.P. (“Loomis Sayles”), the Fund’s sub-adviser, are responsible for managing their respective portions of the Fund’s investment portfolio, including the investment and reinvestment of the Fund’s assets and making decisions to buy, sell or hold any particular security.  At meetings held on October 5-6, 2023, the Board of Directors of Empower Funds, Inc. (“Empower Funds”), including a majority of its directors who are not “interested persons” of Empower Funds (as that term is defined in the Investment Company Act of 1940, as amended), approved the appointment of Western Asset Management Company, LLC (“WAMCO”) as a sub-adviser of the Fund to manage the portion of the Fund’s investment portfolio currently managed by ECM, effective on or about February 26, 2024 (the “Effective Date”). On the Effective Date, ECM will remain the investment adviser of the Fund while the sub-advisers, Loomis Sayles and WAMCO, will be responsible for managing their respective portions of the Fund’s investment portfolio, including the investment and reinvestment of the Fund’s assets and making decisions to buy, sell or hold any particular security.On the Effective Date, the following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:All references to “the Adviser and Sub-Adviser” or “the Sub-Adviser” are hereby removed and replaced with “the Sub-Advisers.”Under the “Fund Summary” header of the Prospectus and Summary Prospectus, the section entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:Principal Investment Strategies
Below is a summary of the principal investment strategies of the Fund.The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in a diversified portfolio of fixed income securities of any maturity and duration. The fixed income securities in which the Fund may invest include corporate bonds, U.S. government securities, mortgage- and asset-backed securities, and bank loans.The Fund primarily invests in investment grade securities but may also invest up to 35% of its total assets in below investment grade securities (commonly known as “high yield securities” or “junk bonds”).The Fund may invest up to 30% of its total assets in foreign fixed income securities, including emerging markets securities, and the Fund may invest without limitation in obligations of supranational entities (e.g., the World Bank). The Fund may enter into forward roll obligations on U.S. government securities, including mortgage dollar rolls and to-be-announced (“TBA”) securities. The Fund may also invest in derivatives, including but not limited to futures contracts on U.S. Treasury securities.Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. The Fund’s investment portfolio is managed by two sub-advisers: Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and Western Asset Management Company, LLC (“WAMCO”) (each a “Sub-Adviser,” and collectively, the “Sub-Advisers”).Loomis Sayles invests in fixed income securities that are attractively valued, based on the credit outlook of an issuer and maximum total return potential.WAMCO emphasizes long-term fundamental value investing that integrates top-down macroeconomic decisions with bottom-up issuer selection.ECM maintains a strategic allocation of the Fund’s assets with each Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target asset allocation is a 50% allocation of the Fund’s assets to Loomis Sayles and a 50% allocation of the Fund’s assets to WAMCO. Actual allocations may vary from the target allocations and ECM may change the asset allocations at any time without shareholder notice or approval.
Empower Core Strategies Flexible Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	EMPOWER FUNDS, INC.Empower Core Strategies: Flexible Bond Fund
Institutional Class Ticker: MXEDX
Investor Class Ticker: MXEWX
(the “Fund”)Supplement dated January 24, 2024 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) for the Fund, each dated April 28, 2023, as supplementedEmpower Capital Management, LLC (“ECM”), the Fund’s investment adviser, and Loomis, Sayles & Company, L.P. (“Loomis Sayles”), the Fund’s sub-adviser, are responsible for managing their respective portions of the Fund’s investment portfolio, including the investment and reinvestment of the Fund’s assets and making decisions to buy, sell or hold any particular security.  At meetings held on October 5-6, 2023, the Board of Directors of Empower Funds, Inc. (“Empower Funds”), including a majority of its directors who are not “interested persons” of Empower Funds (as that term is defined in the Investment Company Act of 1940, as amended), approved the appointment of Western Asset Management Company, LLC (“WAMCO”) as a sub-adviser of the Fund to manage the portion of the Fund’s investment portfolio currently managed by ECM, effective on or about February 26, 2024 (the “Effective Date”). On the Effective Date, ECM will remain the investment adviser of the Fund while the sub-advisers, Loomis Sayles and WAMCO, will be responsible for managing their respective portions of the Fund’s investment portfolio, including the investment and reinvestment of the Fund’s assets and making decisions to buy, sell or hold any particular security.On the Effective Date, the following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:All references to “the Adviser and Sub-Adviser” or “the Sub-Adviser” are hereby removed and replaced with “the Sub-Advisers.”Under the “Fund Summary” header of the Prospectus and Summary Prospectus, the section entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:Principal Investment Strategies
Below is a summary of the principal investment strategies of the Fund.The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in a diversified portfolio of fixed income securities of any maturity and duration. The fixed income securities in which the Fund may invest include corporate bonds, U.S. government securities, mortgage- and asset-backed securities, and bank loans.The Fund primarily invests in investment grade securities but may also invest up to 35% of its total assets in below investment grade securities (commonly known as “high yield securities” or “junk bonds”).The Fund may invest up to 30% of its total assets in foreign fixed income securities, including emerging markets securities, and the Fund may invest without limitation in obligations of supranational entities (e.g., the World Bank). The Fund may enter into forward roll obligations on U.S. government securities, including mortgage dollar rolls and to-be-announced (“TBA”) securities. The Fund may also invest in derivatives, including but not limited to futures contracts on U.S. Treasury securities.Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. The Fund’s investment portfolio is managed by two sub-advisers: Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and Western Asset Management Company, LLC (“WAMCO”) (each a “Sub-Adviser,” and collectively, the “Sub-Advisers”).Loomis Sayles invests in fixed income securities that are attractively valued, based on the credit outlook of an issuer and maximum total return potential.WAMCO emphasizes long-term fundamental value investing that integrates top-down macroeconomic decisions with bottom-up issuer selection.ECM maintains a strategic allocation of the Fund’s assets with each Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target asset allocation is a 50% allocation of the Fund’s assets to Loomis Sayles and a 50% allocation of the Fund’s assets to WAMCO. Actual allocations may vary from the target allocations and ECM may change the asset allocations at any time without shareholder notice or approval.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Below is a summary of the principal investment strategies of the Fund.The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in a diversified portfolio of fixed income securities of any maturity and duration. The fixed income securities in which the Fund may invest include corporate bonds, U.S. government securities, mortgage- and asset-backed securities, and bank loans.The Fund primarily invests in investment grade securities but may also invest up to 35% of its total assets in below investment grade securities (commonly known as “high yield securities” or “junk bonds”).The Fund may invest up to 30% of its total assets in foreign fixed income securities, including emerging markets securities, and the Fund may invest without limitation in obligations of supranational entities (e.g., the World Bank). The Fund may enter into forward roll obligations on U.S. government securities, including mortgage dollar rolls and to-be-announced (“TBA”) securities. The Fund may also invest in derivatives, including but not limited to futures contracts on U.S. Treasury securities.Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. The Fund’s investment portfolio is managed by two sub-advisers: Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and Western Asset Management Company, LLC (“WAMCO”) (each a “Sub-Adviser,” and collectively, the “Sub-Advisers”).Loomis Sayles invests in fixed income securities that are attractively valued, based on the credit outlook of an issuer and maximum total return potential.WAMCO emphasizes long-term fundamental value investing that integrates top-down macroeconomic decisions with bottom-up issuer selection.ECM maintains a strategic allocation of the Fund’s assets with each Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target asset allocation is a 50% allocation of the Fund’s assets to Loomis Sayles and a 50% allocation of the Fund’s assets to WAMCO. Actual allocations may vary from the target allocations and ECM may change the asset allocations at any time without shareholder notice or approval.